Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Oct. 17, 2023	Apr. 05, 2023	Apr. 27, 2021
Related Party Transaction [Line Items]
Working Capital Loan			$ 0			$ 0
Payments To Related Parties				$ 0	$ 0	0
Expenses incurred and paid			618,884			0
Due to related party	$ 309,193		24,193	309,193		144,193
Selling, general and administrative expense	30,000	$ 30,000	24,193	90,000	$ 90,000	120,000
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding balance of related party note									$ 90,922
Expenses incurred and paid				10,000		10,000
Due to related party	1,718,988			1,718,988		315,539
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Borrowed amount								$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage								0.00%
Long-Term Debt, Gross	1,238,449			1,238,449
Restated Note [Member]
Related Party Transaction [Line Items]
Borrowed amount								$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage								0.00%
Restated Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Borrowed amount							$ 2,500,000
Working capital loans warrant [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 1,500,000			$ 1,500,000		$ 1,500,000
Price of warrant	$ 1			$ 1		$ 1
Working Capital Loan	$ 0			$ 0		$ 0
Promissory Note with Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note									300,000
Outstanding amount	171,346		171,346	171,346		171,346
Borrowed amount									$ 262,268
Selling, General and Administrative Expenses [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related party	$ 165,000		$ 24,193	$ 165,000		$ 120,000